                                     [LOGO]

                                   ANNUAL REPORT

        RESERVE PRIVATE EQUITY SERIES

          BLUE CHIP GROWTH FUND
          INFORMED INVESTORS
            GROWTH FUND
          INTERNATIONAL EQUITY
            FUND
          LARGE-CAP GROWTH
            FUND
          SMALL-CAP GROWTH FUND
          STRATEGIC GROWTH FUND     MAY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE BLUE CHIP GROWTH FUND CLASS R

            BLUE CHIP CLASS R RETURN  S&P 500 RETURN
10/28/1994                   $10,000         $10,000
12/31/1994                   $10,260          $9,858
12/31/1995                   $13,944         $13,221
12/31/1996                   $15,152         $15,900
12/31/1997                   $19,014         $20,830
12/31/1998                   $25,976         $26,385
12/31/1999                   $41,057         $31,537
5/31/2000                    $35,765         $30,493

Blue Chip Class R Return--257.65% S&P 500 Return--204.93%

        Total return represents the increase in value of an investment over the period from October 28, 1994 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve Blue Chip Growth Fund:

The U.S. equity markets were down in the first half of 2000, for the first time since 1994. The seemingly modest 0.4% decline in the S&P 500 Index belies the severe individual stock volatility that occurred. The NASDAQ index was typical of the "boom/bust" movement: rising double digits in the first three months, and giving back all of the gain in the April-May period. We view the market correction as a necessary event, removing the speculative excesses and paving the way for the next advance upward in the market.

The U.S. economy is beginning to slow from clearly unsustainable levels of growth, though the health of the economy is still generally sound. We see little chance of a recession this year or next. Six increases in short-term interest rates by Federal Reserve Board, along with tightening of lending standards by commercial banks and dramatically higher energy prices, are among the causes of the slowdown. Corporate profit comparisons will be likewise slowing, however reported corporate profits should be relatively strong for the June quarter. Therefore, while additional economic data in the next month could change things, the odds now slightly favor the Fed not raising interest rates at its August meeting, though it could still act after the presidential election in November.

Spending on technology is helping to offset the slowdown in the consumer sector; 70% of the growth in industrial production in the past year has come from technology improving the efficiency of both the business and the consumer sectors. As a result, there is increasing evidence that technology has smoothed economic cycles, inventory-led recessions are less likely and increasing productivity has helped to offset wage growth keeping inflation under control. We are extremely positive on the fundamentals of the technology sector going forward. Technology companies represent the Fund's largest sector investment, over 45% of net assets.

In summary, the U.S. is still in remarkably good shape. Our longer-term thesis of low inflation, sustained economic growth and corporate earnings growth remains very much intact. We may look back on 2000 as a year of transition, where earnings had the chance to catch up to high market valuations. Growth companies, whose earnings have some independence from general economic trends, tend to outperform the market in periods of slowing economic growth. Another reason for optimism is the possibility that the Federal Reserve is finished raising interest rates; in previous years the market has seen double-digit increases following the last three periods of Fed tightening. Our focus continues to be on high-quality, industry leading growth companies in fundamentally attractive industries at reasonable prices with a focus on the top 100 of the S&P 500 Index.

                                     Class R   Class I    S&P 500
                                     --------  --------  ---------
Fund Performance for the year ended
  5/31/00..........................  23.89%    24.66%     9.13%

 Robert Vile, Managing Director, Trainer, Wortham & Company, Inc., Sub-Advisor

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INFORMED INVESTORS GROWTH FUND CLASS R

            INFORMED INVESTORS  S&P 500 RETURN
              CLASS R RETURN
12/28/1994             $10,000         $10,000
12/31/1995             $12,979         $13,364
12/31/1996             $13,143         $16,072
12/31/1997             $15,636         $21,056
12/31/1998             $19,854         $26,671
12/31/1999             $45,635         $31,879
5/31/2000              $38,632         $30,824

Informed Investors Class R Return--286.32% S&P 500 Return--208.24%

        Total return represents the increase in value of an investment over the period from December 28, 1994 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve Informed Investors Growth Fund:

The U.S. equity markets limped through the second quarter reeling from weeks of savagely volatile trading.

The tech-heavy NASDAQ Index suffered a -37% shellacing. . . . It's largest decline in 25 years. In all, investors were clipped for a tidy $2 trillion during these hectic months.

Leading the "hit" parade were the NASDAQ "Revolutionaries of the New
Economy" -- stocks that once traded at "price-to-fantasy" ratios. Most were chainsawed almost beyond recognition: for instance, Etoys fell from $86 to $5, down 94%; Ventro, from $243 to $21, down 91%; E. Piphany, from $325 to $43, off 87% and Liberate, from $149 to $21, down 86%. (Thankfully, none of these were held by the fund). At the lows, the average internet stock had plummeted 74% from its 52-week high as the carnage resulted in massive pile-ups of sellers packed onto that tiny NASDAQ off-ramp.

It should be noted, however, that the NASDAQ gave up only about a third of the 100% gain this index achieved from its October 1999 lows, and only 23% of the 160% rise that occurred during the last two years. Thus, by definition, the current drop, as painful as it has been, can be defined as a typical correction, although within the widely accepted context of a true bear market. Market history since the 1987 crash demonstrates that even the steepest fall can look like a minor price adjustment in retrospect.

And now what of the future? What lies ahead for the U.S. equity market -- Nirvana or Apocalypse? The view from here remains unchanged: The long-term bull market continues intact and, most especially, in the technology sector.

The fundamentals for U.S. equities remain solid. Strong operating performance both here and abroad has resulted in a 24% gain in the first quarter profits, setting the stage for what could become the most profitable year ever for the S&P 500 companies. The U.S. is in the midst of a technology-driven up-turn that is very bullish for future economic growth.

Near-term, the market will continue to be driven by a series of conflicting currents -- fundamental, technical and emotional, which can trigger further nerve-jangling price gyrations. Foremost among these crosscurrents is Wall Street's obsessive preoccupation with the Federal Reserve's future interest-rate decisions -- an on-going saga that has done more to unsettle all markets, worldwide, than anything else in recent memory. (From a trader's standpoint, trying to outguess the Fed is rather like playing Russian roulette. One might easily forget the five chances for an empty chamber, it is a sixth possibility that concentrates the mind).

Confidence in equities remains strong, with investors rotating between sectors rather than reducing overall exposure. The upside potential for the balance of the year remains quite promising, with an expectation of positive results.

                                     Class R   Class I    S&P 500
                                     --------  --------  ---------
Fund Performance for the year ended
  5/31/00..........................  67.08%    68.07%     9.13%

    Thomas H. Fitzgerald, Jr., President, T.H. Fitzgerald & Co., Sub-Advisor

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL EQUITY FUND CLASS R

          INTERNATIONAL EQUITY
             CLASS R RETURN     EAFE RETURN
7/13/95                $10,000      $10,000
12/31/95               $10,510      $10,201
12/31/96               $12,180      $10,649
12/31/97               $11,120      $10,674
12/31/98               $13,230      $12,621
12/31/99               $22,170      $15,809
5/31/00                $20,410      $14,526

International Equity Class R Return--104.10% EAFE Return--45.26%

        Total return represents the increase in value of an investment over the period from July 13, 1995 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Equity Fund:

The twelve months ended May 31, 2000, was an extraordinarily good period for Reserve International Equity Fund Class R (the "Fund") with a gain of 60.33%. Since we focus on companies that are growing much faster than their local economies, we are in a strong position to have superior portfolio performance. With a favorable interest rate environment worldwide, growth stocks benefited from exploding earnings and expanding price/earnings multiples. Calendar 2000, however, has been quite different with equity markets having to cope with rising interest rates and rising oil prices.

Fortunately, oil price trends have reversed and, although they will remain high, they are not forcing inflation to run to unacceptable levels. This has permitted the Federal Reserve Board and the European Central Bank to plan for the end of interest rate increases for this year. Steady and slightly downward trending interest rates should be very helpful for equity prices.

We remain heavily weighted in Europe with Asia (excluding Japan) showing promise of good economic performance this year. In the coming months, we look for equity prices worldwide to once again start emphasizing fundamental earnings growth, which should have a positive impact on the performance of your fund.

                                     Class R   Class I    EAFE
                                     --------  --------  -------
Fund Performance for the year ended
  5/31/00..........................  60.33%    58.97%    15.70%

    Nicholas Reitenback, Chief Financial Officer, Pinnacle Associates, Ltd.,
                                  Sub-Advisor

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE LARGE-CAP GROWTH FUND CLASS R

            LARGE-CAP GROWTH
             CLASS R RETURN   S&P 500 RETURN
1/1/1996             $10,000         $10,000
12/31/1996           $12,489         $11,933
12/31/1997           $16,576         $15,633
12/31/1998           $20,746         $19,802
12/31/1999           $23,497         $23,669
5/31/2000            $19,969         $22,885

Large-Cap Growth Class R Return--99.69% S&P 500 Return--128.85%

        Total return represents the increase in value of an investment over the period from January 2, 1996 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve Large-Cap Growth Fund:

Since the first of March when we took over as the new sub-adviser to the Fund, the markets have been very volatile, particularly for the technology sector, and that volatility has been reflected to a degree in the Fund's performance year to date. Having said that, we are pleased with the performance that the fund has managed in the face of a very difficult environment. Looking forward, the fund is well-positioned to benefit from what we foresee as a very constructive environment for technology in particular and growth stocks in general.

We center the Fund's investments around durable, secular trends that we believe will drive above average growth for the stocks and industries in which we invest. The adoption of technology in all areas of the economy continues at a very rapid pace, and is probably the defining trend of the global economy for the next several years. We particularly favor the storage, wireless, and optical networking industries within technology, as those industries address the current bottlenecks in the technology infrastructure. Technology is also driving process change in the discovery and the development of future drugs, spurring expanded market opportunities for pharmaceutical, biotechnology and instrumentation companies. Furthermore, we believe well-positioned communications services companies will benefit from the surge in all forms of data traffic.

However, the boom in technology spending has a dark side. The proliferation of technology has increased competition and decreased pricing power in many industries, and many of these industries once were represented by premier growth stocks. One example is the consumer staples sector, where companies have faced dramatic slowdowns in earnings growth for what were once viewed as "safe" growth stocks. In our view, technology is driving disinflation across the economy. While this is a great benefit to the consumer, it has dire implications for companies that cannot protect their identity. As such, we have focused the Fund around companies and industries that have created a sustainable competitive advantage, typically through R&D, brand, or content. If we invest in companies that have not only these attributes, but that also serve rapidly growing end markets, we believe we will do quite well over the long term and can afford to ride through periods of volatility like the one we have just witnessed.

                                     Class R   Class I    S&P 500
                                     --------  --------  ---------
Fund Performance for the year ended
  5/31/00..........................  (10.95)%  (10.61)%   9.13%

    Matt Griffin, Portfolio Manager, Harbor Capital Management, Sub-Advisor

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE SMALL-CAP GROWTH FUND CLASS R

            SMALL-CAP GROWTH  RUSSELL 2000
             CLASS R RETURN   GROWTH RETURN
11/14/1994           $10,000        $10,000
12/31/1994           $10,090         $9,999
12/31/1995           $16,897        $12,829
12/31/1996           $17,362        $14,054
12/31/1997           $17,269        $15,965
12/31/1998           $20,751        $16,096
12/31/1999           $48,937        $22,940
5/31/2000            $50,049        $20,538

Small-Cap Growth Fund Class R Return--400.49% S&P 500 Return--105.38%

        Total return represents the increase in value of an investment over the period from November 14, 1994 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve Small-Cap Growth Fund:

For the year ending May 31, 2000, the Reserve Small-Cap Growth Fund Class R returned 105.00% while our small-cap growth benchmark, the Russell 2000 Growth Index, returned 19.26%. Since inception, the Fund has returned 400.49%, nearly four times the benchmark performance of 105.38% or a compounded annual rate of return of 33.66%.

The investment philosophy and screening process we follow to identify investments has not changed since the Fund began. Our core belief is that earnings growth is the primary determinant of equity returns and that rigorous fundamental research can identify those dynamic companies with outstanding growth potential. The extraordinary performance of the past twelve months was the result of an important commitment to technology and telecommunication companies, areas which we believe will continue to be important in this coming year. However, we have recently been building our commitments in areas outside technologies and telecommunications, particularly in healthcare and related services.

We think the recent pullback in the market, particularly in small-cap growth stocks, sets the stage for strong performance for the balance of the year. The pullback was caused by inflation fears and rising interest rates and the threat of recession and earnings disappointments. Now in mid-July, inflation concerns are subsiding and there is early evidence that the economy is slowing. While industrial companies may experience some earnings pressure in this environment, our portfolio of high growth companies should push through this type of slowdown without any change in growth rates.

                                                         Russell 2000
                                     Class R   Class I      Growth
                                     --------  --------  -------------
Fund Performance for the year ended
  5/31/00..........................  105.00%   106.02%     19.26%

   Edwin G. Vroom and Adele S. Weisman, Co-Portfolio Managers, Roanoke Asset
                         Management Corp., Sub-Advisor

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE STRATEGIC GROWTH FUND CLASS R

            STRATEGIC GROWTH
             CLASS R RETURN   S&P RETURN
6/1/1999             $10,000     $10,000
6/30/1999            $10,500     $10,546
9/30/1999             $9,950      $9,854
12/31/1999           $12,080     $11,287
3/31/2000            $13,500     $11,513
5/31/2000            $11,590     $10,913

Strategic Growth Class R Return--15.90% S&P 500 Return--9.13%

        Total return represents the increase in value of an investment over the period from June 1, 1999 (inception) to May 31, 2000. Past performance is not indicative of future results.

To the Shareholders of the Reserve Strategic Growth Fund:

The Reserve Strategic Growth Fund Class R (the "Fund") returned 15.90% for the twelve-month period ended May 31, 2000, while the Standard & Poor's 500 Index, the fund's primary benchmark, returned 9.13%. The Fund's performance was primarily attributable to an overweighting in the technology sector and holding of select financial and healthcare stocks.

The stock market experienced tremendous volatility, especially in technology and other high growth sectors which saw fantastic price appreciation during the first few months and a dramatic pull-back during the last quarter. We feel that the market volatility can be substantially attributed to the struggle to appropriately value rapidly growing companies and market reaction to policy decisions by the Federal Reserve Board (i.e., increasing interest rates) to control economic growth and inflation. At various times during the year, these "new economy" stocks tended to battle back and forth with the rest of the market, often dubbed "old economy", each tending to gain only at the other's expense. In fact, this type of divergent performance is precisely the reason we maintain exposure to a broad spectrum of companies in the fund. We believe that certain "new-economy" and "old-economy" companies can be excellent long-term investments.

The gyrations have provided us with opportunities to selectively purchase companies that we feel have strong growth prospects over the next 3-5 years. We foresee continued volatility in the market, but expect that earnings strength and economic prosperity will allow the long-term bull market to proceed.

                                     Class R   Class I    S&P 500
                                     --------  --------  ---------
Fund Performance for the year ended
  5/31/00..........................  15.90%    16.40%     9.13%

    Kenneth Shapiro, President, Condor Capital Management, Inc., Sub-Advisor

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                        Value
Shares   COMMON STOCKS--100.6%                                        (Note 1)
------   ---------------------                                        --------
         BANKS--3.7%
 10,775  Bank of America Corp......................................  $   598,686
                                                                     -----------
         BIO-TECHNOLOGY--7.0%
 10,175  Amgen, Inc.*..............................................      647,384
  8,500  PE Corp.--PE Biosystems Group.............................      471,750
                                                                     -----------
                                                                       1,119,134
                                                                     -----------
         COMPUTER MEMORY DEVICES--3.7%
  5,175  EMC Corp.*................................................      601,917
                                                                     -----------
         COMPUTER MICROSYSTEMS--3.9%
  8,050  Sun Microsystems, Inc.*...................................      616,831
                                                                     -----------
         COMPUTER NETWORKING--3.7%
 10,448  Cisco Systems, Inc. *.....................................      595,536
                                                                     -----------
         COMPUTER SOFTWARE--3.5%
  9,075  Microsoft Corp.*..........................................      567,755
                                                                     -----------
         ELECTRONIC COMPONENTS--4.3%
 10,825  Sanmina Corp.*............................................      688,741
                                                                     -----------
         ELECTRONICS--4.1%
 12,375  General Electric Company..................................      651,234
                                                                     -----------
         FIBER OPTICS--3.5%
  6,450  JDS Uniphase Corp.*.......................................      567,600
                                                                     -----------
         FINANCIAL SERVICES--7.4%
  9,860  Citigroup, Inc............................................      613,169
  7,975  Morgan Stanley Dean Witter & Company......................      573,701
                                                                     -----------
                                                                       1,186,870
                                                                     -----------
         INSURANCE--3.3%
  4,625  American International Group, Inc.........................      520,602
                                                                     -----------
         INTERNET CONTENT--2.2%
  8,300  DoubleClick, Inc.*........................................      350,675
                                                                     -----------
         INTERNET MANAGEMENT--2.4%
  8,200  CMGI, Inc.*...............................................      392,062
                                                                     -----------

                                                                        Value
Shares   COMMON STOCKS--(Continued)                                   (Note 1)
------   --------------------------                                   --------
         INTERNET SOFTWARE--3.6%
  5,225  Inktomi Corp.*............................................  $   583,241
                                                                     -----------
         MEDICAL INSTRUMENTS--3.4%
 10,425  Medtronic, Inc............................................      538,191
                                                                     -----------
         PHARMACEUTICALS--4.1%
  5,350  Warner Lambert Company....................................      653,369
                                                                     -----------
         RETAIL--2.9%
  9,425  Home Depot, Inc...........................................      460,058
                                                                     -----------
         SEMICONDUCTORS--11.1%
  6,300  Altera Corp.*.............................................      541,012
  4,350  Broadcom Corp., Class A*..................................      565,772
  5,350  Intel Corp................................................      667,078
                                                                     -----------
                                                                       1,773,862
                                                                     -----------
         TELECOMMUNICATION--13.8%
 12,300  AT&T Corp. Liberty Media, Group A*........................      546,581
 13,075  Qwest Communications Int'l., Inc.*........................      553,236
  6,725  Time Warner, Inc..........................................      530,855
 15,225  WorldCom, Inc.*...........................................      572,841
                                                                     -----------
                                                                       2,203,513
                                                                     -----------
         TELECOMMUNICATIONS EQUIPMENT--9.0%
  9,525  Lucent Technologies, Inc..................................      546,497
 10,125  Nokia Corp. SP ADR, Class A...............................      526,500
  5,475  Qualcomm, Inc.*...........................................      363,403
                                                                     -----------
                                                                       1,436,400
                                                                     -----------

        Total Investments (Cost $14,065,670)................     100.6%   16,106,277
        Liabilities, Less Other Assets......................      (0.6)      (91,606)
                                                              --------   -----------
        Net Assets..........................................     100.0%  $16,014,671
                                                              ========   ===========

-----------------

Value of investments are shown as a percentage of Net Assets.
*    Non-income producing.
For Federal income tax purposes the tax basis for investments owned at May 31, 2000, was $14,153,510 the aggregate gross unrealized appreciation was $2,996,973 and the aggregate gross unrealized depreciation was $1,044,206.

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

Statement of Assets and Liabilities
May 31, 2000


Assets:
  Investments in securities, at value
    (cost $14,065,670)....................................................................  $16,106,277
  Receivable for securities sold..........................................................      128,622
  Receivable for Fund shares sold.........................................................       87,462
  Dividend and interest receivable........................................................        9,181
                                                                                            -----------
    Total Assets..........................................................................   16,331,542
                                                                                            -----------
Liabilities:
  Bank overdraft..........................................................................      205,444
  Payable for securities purchased........................................................      109,519
  Payable for Fund shares redeemed........................................................           34
  Other payables and accrued expenses.....................................................        1,874
                                                                                            -----------
    Total Liabilities.....................................................................      316,871
                                                                                            -----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 647,417 Class R shares and 171,951 Class I shares outstanding
    ($.001 par value).....................................................................  $16,014,671
                                                                                            ===========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($13,911,101/647,417)...........................................................  $     21.49
                                                                                            ===========
  Class I ($2,103,570/171,951)............................................................  $     12.23
                                                                                            ===========
Composition of Net Assets:
  Capital Stock...........................................................................  $       819
  Paid in surplus.........................................................................   11,695,989
  Accumulated net realized gain on investments............................................    2,277,256
  Net unrealized appreciation on investments..............................................    2,040,607
                                                                                            -----------
Net Assets................................................................................  $16,014,671
                                                                                            ===========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends...............................................................................  $   57,329
  Interest................................................................................       1,723
  Miscellaneous...........................................................................        (153)
                                                                                            ----------
    Total Investment Income...............................................................      58,899
                                                                                            ----------
Expenses:
  Comprehensive fee (Note 3)..............................................................     168,253
  Distribution fee (Note 3)...............................................................      32,770
  Other expenses..........................................................................       1,009
                                                                                            ----------
    Total Expenses........................................................................     202,032
                                                                                            ----------
    Net Investment Loss...................................................................    (143,133)
                                                                                            ----------
Realized and Unrealized Gain/Loss
  on Investments (Note 2):
  Net realized gain on investments........................................................   2,797,804
  Net change in unrealized depreciation on investments....................................    (282,945)
                                                                                            ----------
  Net realized and unrealized gain on investments.........................................   2,514,859
                                                                                            ----------
  Net increase in net assets resulting from operations....................................  $2,371,726
                                                                                            ==========

                       Statement of Changes in Net Assets
               For the Years Ended May 31, 2000 and May 31, 1999

                                                                                2000         1999
                                                                             -----------  -----------
Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment loss......................................................  $  (143,133) $   (95,948)
  Net realized gain from investment transactions...........................    2,797,804    2,917,573
  Net change in unrealized appreciation (depreciation) on investments......     (282,945)   1,150,092
                                                                             -----------  -----------
  Net increase in net assets resulting from operations.....................    2,371,726    3,971,717
                                                                             -----------  -----------
Distributions to Shareholders From:
  Net realized gain on investments.........................................   (2,728,377)    (631,531)
                                                                             -----------  -----------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................    9,442,969    2,209,195
  Reinvestment of distributions............................................    2,614,838      608,358
  Cost of shares redeemed..................................................   (6,258,151)  (4,118,126)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................    5,799,656   (1,300,573)
                                                                             -----------  -----------
  Net increase in net assets...............................................    5,443,005    2,039,613
Net Assets:
  Beginning of year........................................................   10,571,666    8,532,053
                                                                             -----------  -----------
  End of year..............................................................  $16,014,671  $10,571,666
                                                                             ===========  ===========

                       See notes to financial statements.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                          Value
 Shares    COMMON STOCKS--79.1%                                         (Note 1)
 ------    --------------------                                         --------
           BIO-TECHNOLOGY--1.6%
   11,400  Immunex Corp.*............................................  $   294,975
                                                                       -----------
           CAPACITORS--3.7%
   10,100  Kemet Corp.*..............................................      678,594
                                                                       -----------
           CIRCUITS--3.5%
   13,500  Integrated Device Technology, Inc.*.......................      640,406
                                                                       -----------
           COMMERCIAL SERVICES--2.0%
    7,500  Quanta Services, Inc.*....................................      367,500
                                                                       -----------
           COMPUTER MEMORY DEVICES--3.2%
    7,800  Silicon Storage Technologies, Inc.*.......................      579,150
                                                                       -----------
           ELECTRONIC CONNECTORS--1.0%
    3,800  Amphenol Corp., Class A*..................................      174,800
                                                                       -----------
           FIBER OPTICS--12.6%
    5,000  Avanex Corp.*.............................................      340,000
    4,100  Corning, Inc..............................................      793,094
    9,100  JDS Uniphase Corp.*.......................................      800,800
    1,600  SDL, Inc.*................................................      362,500
                                                                       -----------
                                                                         2,296,394
                                                                       -----------
           OIL EXPLORATION & PRODUCTION--12.1%
   13,900  Apache Corp...............................................      846,163
    5,300  Enron Corp................................................      386,238
    7,500  EOG Resources, Inc........................................      243,281
    9,100  Smith International, Inc.*................................      719,469
                                                                       -----------
                                                                         2,195,151
                                                                       -----------
           PACKAGE SOFTWARE--5.5%
    8,500  Siebel Systems, Inc.*.....................................      994,500
                                                                       -----------
           SEMICONDUCTOR--18.9%
    4,600  Advanced Micro Devices, Inc.*.............................      374,613
    7,300  Analog Devices, Inc.*.....................................      562,100
    3,100  Applied Micro Circuits Corp.*.............................      307,675
    2,100  Broadcom Corp.*...........................................      273,131

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
           SEMICONDUCTOR--(Continued)
    6,600  Burr-Brown Corp.*.........................................  $   375,788
    2,700  Cree, Inc.*...............................................      328,008
    5,200  LSI Logic Corp.*..........................................      273,975
    8,900  Novellus Systems, Inc.*...................................      428,869
    3,300  Teradyne, Inc.*...........................................      283,800
    2,500  Triquint Semiconductor, Inc.*.............................      235,938
                                                                       -----------
                                                                         3,443,897
                                                                       -----------
           TELECOMMUNICATIONS--2.8%
    6,200  Copper Mountain Networks, Inc.*...........................      518,088
                                                                       -----------
           TELECOMMUNICATIONS EQUIPMENT--8.2%
   12,700  ADC Telecommunications, Inc.*.............................      853,281
   11,600  Nortel Networks Corp......................................      630,022
                                                                       -----------
                                                                         1,483,303
                                                                       -----------
           WIRELESS EQUIPMENT--4.0%
   13,500  Powerwave Technologies, Inc.*.............................      731,531
                                                                       -----------
           Total Common Stocks (Cost $16,340,255)....................   14,398,289
                                                                       -----------
           SHORT-TERM INVESTMENTS--7.2%
  421,389  Reserve Institutional Trust:
           U.S. Government Institutional Fund Class A................      421,389
  900,000  Primary Institutional Fund Class A........................      900,000
                                                                       -----------
           Total Short-Term Investments
           (Cost $1,321,389).........................................    1,321,389
                                                                       -----------

           Total Investments
           (Cost $17,661,644)..................................      86.3%   15,719,678
           Other Assets, Less Liabilities......................      13.7     2,490,975
                                                                 --------   -----------
           Net Assets..........................................     100.0%  $18,210,653
                                                                 ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2000, was $18,384,470, the aggregate gross unrealized appreciation was $274,957 and the aggregate gross unrealized depreciation was $2,939,749.

                       See notes to financial statements.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

Statement of Assets and Liabilities
May 31, 2000


Assets:
  Investments in securities, at value
    (cost $17,661,644)....................................................................  $15,719,678
  Cash....................................................................................    2,454,914
  Receivable for Fund shares sold.........................................................       66,119
  Dividend and interest receivable........................................................        1,272
                                                                                            -----------
    Total Assets..........................................................................   18,241,983
                                                                                            -----------
Liabilities:
  Payable for Fund shares redeemed........................................................       29,881
  Other payables and accrued expenses.....................................................        1,449
                                                                                            -----------
    Total Liabilities.....................................................................       31,330
                                                                                            -----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 1,022,080 Class R shares and 100,389 Class I shares outstanding
    ($.001 par value).....................................................................  $18,210,653
                                                                                            ===========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($16,807,063/1,022,080).........................................................  $     16.44
                                                                                            ===========
  Class I ($1,403,590/100,389)............................................................  $     13.98
                                                                                            ===========
Composition of Net Assets:
  Capital Stock...........................................................................  $     1,122
  Paid in surplus.........................................................................   21,867,141
  Accumulated net realized loss on investments............................................   (1,715,644)
  Net unrealized depreciation on investments..............................................   (1,941,966)
                                                                                            -----------
Net Assets................................................................................  $18,210,653
                                                                                            ===========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends...............................................................................  $     1,407
  Interest................................................................................       81,283
  Miscellaneous...........................................................................        4,102
                                                                                            -----------
    Total Investment Income...............................................................       86,792
                                                                                            -----------
Expenses:
  Comprehensive fee (Note 3)..............................................................      139,980
  Distribution fee (Note 3)...............................................................       25,233
  Other expenses..........................................................................          829
                                                                                            -----------
    Total Expenses........................................................................      166,042
                                                                                            -----------
    Net Investment Loss...................................................................      (79,250)
                                                                                            -----------
Realized and Unrealized Loss
  on Investments (Note 2):
  Net realized loss on investments........................................................   (1,290,367)
  Net change in unrealized depreciation on investments....................................   (2,044,182)
                                                                                            -----------
  Net realized and unrealized loss on investments.........................................   (3,334,549)
                                                                                            -----------
  Net decrease in net assets resulting from operations....................................  $(3,413,799)
                                                                                            ===========

                       Statement of Changes in Net Assets
               For the Years Ended May 31, 2000 and May 31, 1999

                                                                                2000         1999
                                                                             -----------  -----------
Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment loss......................................................  $   (79,250) $   (37,083)
  Net realized gain (loss) on investment transactions......................   (1,290,367)   1,068,145
  Net change in unrealized appreciation (depreciation) on investments......   (2,044,182)      97,395
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations..........   (3,413,799)   1,128,457
                                                                             -----------  -----------
Distributions to Shareholders From:
  Net realized gain on investments.........................................   (1,695,746)    (510,792)
                                                                             -----------  -----------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................   29,980,596    2,948,622
  Reinvestment of distributions............................................    1,680,362      508,666
  Cost of shares redeemed..................................................  (12,464,878)  (4,285,126)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................   19,196,080     (827,838)
                                                                             -----------  -----------
  Net increase (decrease) in net assets....................................   14,086,535     (210,173)
Net Assets:
  Beginning of year........................................................    4,124,118    4,334,291
                                                                             -----------  -----------
  End of year..............................................................  $18,210,653  $ 4,124,118
                                                                             ===========  ===========

                       See notes to financial statements.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                          Value
 Shares    COMMON STOCKS--97.4%                                         (Note 1)
 ------    --------------------                                         --------
           BRAZIL--0.8%
      117  Tele Norte Leste ADR......................................  $     2,311
    1,000  Telebras ADR..............................................      115,563
                                                                       -----------
                                                                           117,874
                                                                       -----------
           CANADA--4.7%
    6,600  Bombardier Inc. Class B...................................      175,088
    3,200  PMC-Sierra Inc............................................      490,600
                                                                       -----------
                                                                           665,688
                                                                       -----------
           DENMARK--7.9%
    2,500  Tele Denmark A/S..........................................      177,358
   26,000  Vesta Wind Systems A/S....................................      956,542
                                                                       -----------
                                                                         1,133,900
                                                                       -----------
           FINLAND--6.2%
   14,700  Nokia Oyj Series A........................................      768,255
    2,300  Sonera Oyj................................................      116,971
                                                                       -----------
                                                                           885,226
                                                                       -----------
           FRANCE--13.0%
    5,375  Alcatel Alsthom...........................................      298,529
    1,140  Altran Technologies SA....................................      257,321
    2,100  AXA-UAP...................................................      310,763
    3,500  Banque Nationale de Paris.................................      317,156
      600  Publicis SA...............................................      248,779
      675  Television Francaise......................................      436,221
                                                                       -----------
                                                                         1,868,769
                                                                       -----------
           GERMANY--3.3%
      500  Allianz AG................................................      181,232
    1,400  Epcos AG..................................................      170,461
    1,190  Singulus Technologies.....................................      122,600
                                                                       -----------
                                                                           474,293
                                                                       -----------
           HONG KONG--8.5%
   22,000  China Telecom Ltd.........................................      164,459
   84,000  Giordano International Ltd................................      131,516
   19,200  Hutchinson Whampos Ltd....................................      221,760
  222,000  Legend Holdings Ltd.......................................      225,071
   88,000  Li & Fung Ltd.............................................      364,774
   18,891  Sun Hung Kai Properties Ltd...............................      115,156
                                                                       -----------
                                                                         1,222,736
                                                                       -----------
           INDIA--0.6%
      600  Infosys Technology ADR....................................       92,100
                                                                       -----------
           ITALY--10.4%
   18,300  Banca Fideuram SpA........................................      277,870
   55,000  Bipop Carie SpA...........................................      504,312

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
   15,200  Bulgari SpA...............................................  $   189,912
   20,000  Mediolanum SpA............................................      309,078
   19,000  Telecom Italia Mobile.....................................      200,376
                                                                       -----------
                                                                         1,481,548
                                                                       -----------
           JAPAN--2.7%
      400  Fast Retailing Co. Ltd....................................      170,580
    3,000  Taiyo Yuden Company Ltd...................................      227,749
                                                                       -----------
                                                                           398,329
                                                                       -----------
           KOREA--1.9%
    6,800  SK Telecom Company Ltd. ADR...............................      274,125
                                                                       -----------
           MEXICO--1.2%
    3,600  Telefondo de Mexico SA....................................      175,275
                                                                       -----------
           NETHERLANDS--3.4%
    2,900  Koninklijke...............................................      125,377
    5,600  Nutreco Holdings N.V......................................      218,452
    4,264  Ordina Beheer N.V.........................................      139,778
                                                                       -----------
                                                                           483,607
                                                                       -----------
           NORWAY--4.9%
   33,900  Tandberg-ASA..............................................      615,386
    3,800  Tomra Systems ASA.........................................       80,514
                                                                       -----------
                                                                           695,900
                                                                       -----------
           SINGAPORE--2.3%
   25,000  Datacraft Asia Ltd........................................      173,750
    2,800  Flextronic International Ltd..............................      152,425
                                                                       -----------
                                                                           326,175
                                                                       -----------
           SPAIN--3.3%
   23,892  Banco Santander Central, SA...............................      235,184
   11,500  Telefonica SA.............................................      236,959
                                                                       -----------
                                                                           472,143
                                                                       -----------
           SWEDEN--8.2%
   20,000  Ericsson Lm Te............................................      408,100
   16,850  Europolitan Holding AB....................................      271,245
    7,700  Modern Times Group........................................      346,462
    2,000  NetCom AB.................................................      141,972
                                                                       -----------
                                                                         1,167,779
                                                                       -----------
           SWITZERLAND--5.2%
       40  Kudelski SA PA............................................      446,784

                       See notes to financial statements.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000 (Continued)

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
      390  Saia-Burgess Electronics..................................  $   158,932
      150  Tecan Group AG............................................      131,625
                                                                       -----------
                                                                           737,341
                                                                       -----------
           TAIWAN--1.7%
   80,000  DBTel Inc.................................................      240,182
                                                                       -----------
           UNITED KINGDOM--4.8%
   10,500  Cable & Wireless PLC......................................      175,413
      246  HSBC Holdings PLC.........................................        2,723
   14,600  Logica PLC................................................      391,347
   16,800  Serco Group PLC...........................................      112,516
                                                                       -----------
                                                                           681,999
                                                                       -----------
           UNITED STATES--2.4%
    1,800  Checkpoint Systems Inc.*..................................      338,400
                                                                       -----------
           Total Common Stocks--97.4%
           (Cost $9,310,777).........................................   13,933,389
                                                                       -----------

                                                                          Value
 Shares    PREFERRED STOCKS--1.10%                                      (Note 1)
 ------    -----------------------                                      --------
           GERMANY
       60  Porsche AG Pfd.(cost $114,037)............................  $   157,685
                                                                       -----------
           WARRANTS--0.0%
           FRANCE
      500  Havas Advertising expires 5/13/2001* (cost $0)............        6,635
                                                                       -----------

             Total Investments
             (Cost $9,424,814)...................................      98.5%   14,097,709
             Other Assets, Less Liabilities......................       1.5       212,133
                                                                   --------   -----------
             Net Assets..........................................     100.0%  $14,309,842
                                                                   ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing.
For Federal income tax purposes the tax basis for investments owned at May 31, 2000 was $9,560,747 aggregate gross unrealized appreciation was $5,153,871 and the aggregate unrealized gross depreciation was $616,909.

INDUSTRY COMPOSITION

INDUSTRY                                            Percent
--------                                            -------
Advertising.......................................     1.8%
Automobile........................................     1.1
Commercial Banks..................................     9.3
Communications....................................     6.4
Computers.........................................     6.7
Consulting Services...............................     0.8
Diversified Operations............................     1.6
Electronics.......................................    13.9
Engineering.......................................     1.8
Export Trading....................................     2.6
Financial Services................................     0.8
Food..............................................     2.4
INDUSTRY                                            Percent
--------                                            -------
Insurance.........................................     6.8%
Machinery.........................................     0.9
Manufacturing.....................................     1.2
Medical Instruments...............................     0.9
Recycling.........................................     0.6
Retail............................................     3.4
Software..........................................     0.6
Telecom Equipment.................................    20.6
Telecom Services..................................    14.3
Other Assets, Less Liabilities....................     1.5
                                                     -----
Percent of Net Assets.............................   100.0%
                                                     =====

                       See notes to financial statements.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities
May 31, 2000


Assets:
  Investments in securities, at value
    (cost $9,424,814).....................................................................  $14,097,709
  Receivable for securities sold..........................................................    1,150,561
  Receivable for Fund shares sold.........................................................        1,140
  Dividend and interest receivable........................................................       11,650
                                                                                            -----------
    Total Assets..........................................................................   15,261,060
                                                                                            -----------
Liabilities:
  Bank overdraft..........................................................................      566,517
  Payable for securities purchased........................................................      363,497
  Payable for Fund shares repurchased.....................................................       20,020
  Other payables and accrued expenses.....................................................        1,184
                                                                                            -----------
    Total Liabilities.....................................................................      951,218
                                                                                            -----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 675,359 Class R shares and 29,669 Class I shares outstanding
    ($.001 par value).....................................................................  $14,309,842
                                                                                            ===========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($13,781,258/675,359)...........................................................  $     20.41
                                                                                            ===========
  Class I ($528,584/29,669)...............................................................  $     17.82
                                                                                            ===========
Composition of Net Assets:
  Capital Stock...........................................................................  $       705
  Paid in surplus.........................................................................    6,378,627
  Accumulated net investment income.......................................................       13,685
  Accumulated net realized gain on investments and foreign currency transactions..........    3,245,009
  Net unrealized gain on investments and foreign currency transactions....................    4,671,816
                                                                                            -----------
Net Assets................................................................................  $14,309,842
                                                                                            ===========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends*..............................................................................  $   79,949
  Interest................................................................................      66,874
                                                                                            ----------
    Total Investment Income...............................................................     146,823
                                                                                            ----------
Expenses:
  Comprehensive fee (Note 3)..............................................................     239,628
  Distribution fee (Note 3)...............................................................      38,222
  Other Expenses..........................................................................         674
                                                                                            ----------
    Total Expenses........................................................................     278,524
                                                                                            ----------
    Net Investment Loss...................................................................    (131,701)
                                                                                            ----------
Realized and Unrealized Gain/Loss
  on Investments (Note 2):
  Net realized gain on investment transactions............................................   4,118,191
  Net realized loss on foreign currency transactions......................................      (5,546)
  Net change in unrealized appreciation on investments....................................   2,736,254
  Net unrealized loss on foreign currency transactions....................................        (265)
                                                                                            ----------
  Net realized and unrealized gain on investments.........................................   6,848,634
                                                                                            ----------
  Net increase in net assets resulting from
    operations............................................................................  $6,716,933
                                                                                            ==========

*  Dividends are net of foreign tax withholdings of $6,146

                       Statement of Changes in Net Assets
               For the Years Ended May 31, 2000 and May 31, 1999

                                                                                 2000         1999
                                                                             ------------  -----------
Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment loss......................................................  $   (131,701) $   (60,616)
  Net realized gain on investment transactions.............................     4,118,191      674,062
  Net realized loss on foreign currency transactions.......................        (5,546)      (2,623)
  Net change in unrealized appreciation (depreciation) on investments......     2,736,254   (1,053,819)
  Net change in unrealized depreciation on foreign currency transactions...          (265)        (813)
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from operations..........     6,716,933     (443,809)
                                                                             ------------  -----------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................    51,774,675    9,092,144
  Cost of shares redeemed..................................................   (56,497,784)  (9,189,122)
                                                                             ------------  -----------
  Net decrease in net assets resulting from capital share transactions.....    (4,723,109)     (96,978)
                                                                             ------------  -----------
  Contribution from management.............................................            --        5,581
                                                                             ------------  -----------
  Net increase (decrease) in net assets....................................     1,993,824     (535,206)
Net Assets:
  Beginning of year........................................................    12,316,018   12,851,224
                                                                             ------------  -----------
  End of year (includes accumulated net investment income (loss) of $13,685 and $(75,445) at May 31, 2000 and 1999, respectively)..................  $ 14,309,842  $12,316,018
                                                                             ============  ===========

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                       Value
Shares   COMMON STOCKS--94.0%                                         (Note 1)
------   --------------------                                         --------
         ADVERTISING--1.8%
  1,300  Omnicon Group, Inc........................................  $  109,119
                                                                     ----------
         BIO-TECHNOLOGY--2.4%
  1,200  Aclara Biosciences, Inc...................................      31,650
    500  Genentech, Inc.*..........................................      53,687
  1,000  PE Corp-PE Biosystems Group...............................      55,500
                                                                     ----------
                                                                        140,837
                                                                     ----------
         COMPUTERS--1.0%
    500  Hewlett-Packard Company...................................      60,062
                                                                     ----------
         COMPUTER MEMORY DEVICES--4.6%
  1,300  EMC Corp.*................................................     151,206
  1,050  Veritas Software Corp.*...................................     122,325
                                                                     ----------
                                                                        273,531
                                                                     ----------
         COMPUTER MICROSYSTEMS--4.4%
    200  Apple Computer, Inc.*.....................................      16,800
    500  Brocade Communications Systems, Inc.*.....................      58,969
  4,400  Dell Computer Corp.*......................................     189,750
                                                                     ----------
                                                                        265,519
                                                                     ----------
         COMPUTER SERVICES--0.3%
    900  Palm, Inc.................................................      20,700
                                                                     ----------
         COMPUTER SOFTWARE--5.2%
    900  Citrix Systems, Inc.*.....................................      47,361
  2,300  Microsoft Corp.*..........................................     143,894
  1,700  Oracle Corp.*.............................................     122,188
                                                                     ----------
                                                                        313,443
                                                                     ----------
         COMPUTER NETWORKING--5.4%
  4,700  Cisco Systems, Inc.*......................................     267,900
    700  Network Appliance, Inc.*..................................      45,194
    400  Research In Motion Ltd.*..................................      12,875
                                                                     ----------
                                                                        325,969
                                                                     ----------
         ELECTROMEDICAL APPARATUS--0.7%
    800  Medtronic, Inc............................................      41,300
                                                                     ----------
         ELECTRONICS--6.8%
  6,000  General Electric Company..................................     315,750
  2,800  Solectron Corp.*..........................................      92,575
                                                                     ----------
                                                                        408,325
                                                                     ----------

                                                                       Value
Shares   COMMON STOCKS--(Continued)                                   (Note 1)
------   --------------------------                                   --------
         ENTERTAINMENT--5.1%
  1,300  Time Warner, Inc..........................................  $  102,619
  4,800  Walt Disney Company.......................................     202,500
                                                                     ----------
                                                                        305,119
                                                                     ----------
         FIBER OPTICS--1.6%
    800  Ciena Corp................................................      95,750
                                                                     ----------
         FINANCIAL SERVICES--3.8%
  7,800  Charles Schwab Corp.......................................     224,250
                                                                     ----------
         MANUFACTURING-DIVERSIFIED--5.0%
  2,000  Flextronics International Ltd. ADR*.......................     108,875
  4,000  Tyco International Ltd....................................     188,250
                                                                     ----------
                                                                        297,125
                                                                     ----------
         MEDICAL SUPPLIES--1.4%
  1,700  Guidant Corp.*............................................      86,062
                                                                     ----------
         OIL EXPLORATION AND PRODUCTION--4.7%
  1,800  Enron Corp................................................     131,175
  1,700  Nabors Industries, Inc....................................      73,100
  1,600  Transocean Sedco Forex, Inc...............................      78,700
                                                                     ----------
                                                                        282,975
                                                                     ----------
         PACKAGED SOFTWARE--0.8%
    400  Siebel Systems, Inc.*.....................................      46,800
                                                                     ----------
         PHARMACEUTICALS--5.4%
  4,900  Pfizer, Inc...............................................     218,356
  2,100  Schering-Plough Corp......................................     101,588
                                                                     ----------
                                                                        319,944
                                                                     ----------
         RETAIL--5.3%
  1,600  Best Buy Company, Inc.*...................................     102,400
  1,700  Circuit City Stores, Inc..................................      84,681
  1,100  Home Depot, Inc...........................................      53,694
  1,300  Wal-Mart Stores, Inc......................................      74,913
                                                                     ----------
                                                                        315,688
                                                                     ----------
         SCIENTIFIC INSTRUMENTS--2.1%
  1,300  Waters Corp.*.............................................     122,850
                                                                     ----------
         SEMICONDUCTOR--15.6%
  1,600  Applied Materials, Inc.*..................................     133,600
    500  Applied Micro Circuits Corp.*.............................      49,625
    300  Broadcom Corp.--Class A*..................................      39,019

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000 (Continued)

                                                                       Value
Shares   COMMON STOCKS--(Continued)                                   (Note 1)
------   --------------------------                                   --------
         SEMICONDUCTOR--(Continued)
    900  Globespan, Inc.*..........................................  $   79,537
    500  I2 Technologies, Inc.*....................................      53,187
  1,200  Intel Corp................................................     149,625
  1,800  LSI Logic Corp.*..........................................      94,838
  2,000  Micron Technology, Inc.*..................................     139,875
    900  National Semiconductor Corp...............................      48,375
    600  PMC-Sierra, Inc.*.........................................      91,950
    600  Teradyne, Inc.*...........................................      51,600
                                                                     ----------
                                                                        931,231
                                                                     ----------
         TELECOMMUNICATIONS--6.5%
  1,200  Nokia Corp., Class A SP ADR...............................      62,400
  3,100  Qwest Communications International, Inc.*.................     131,169
  2,000  Vodafone Airtouch Public Ltd. PLC SP ADR..................      91,625
  2,700  WorldCom, Inc.*...........................................     101,588
                                                                     ----------
                                                                        386,782
                                                                     ----------

                                                                       Value
Shares   COMMON STOCKS--(Continued)                                   (Note 1)
------   --------------------------                                   --------
         TELECOMMUNICATIONS EQUIPMENT--4.4%
  1,000  Advanced Fibre Communications, Inc.*......................  $   46,000
  2,600  Nortel Networks Corp......................................     141,213
  1,200  Tellabs, Inc.*............................................      77,925
                                                                     ----------
                                                                        265,138
                                                                     ----------
         Total Common Stocks (Cost $5,838,415).....................   5,638,519
                                                                     ----------
         SHORT-TERM INVESTMENTS--5.1%
306,968  Reserve Institutional Trust:
         U.S. Government Fund Class A (cost $306,968)..............     306,968
                                                                     ----------

               Total Investments
               (Cost $6,145,383)...................................      99.4%   5,945,487
               Other Assets, Less Liabilities......................       0.6       35,766
                                                                     --------   ----------
               Net Assets..........................................     100.0%  $5,981,253
                                                                     ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing
For Federal income tax purposes the tax basis for investments owned at May 31, 2000 was $6,160,775; the aggregate gross unrealized appreciation was $488,068 and the aggregate unrealized gross unrealized depreciation was $703,356.

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

Statement of Assets and Liabilities
May 31, 2000


Assets:
  Investments in securities, at value
    (cost $6,145,383).....................................................................  $5,945,487
  Cash....................................................................................      49,933
  Dividends and interest receivable.......................................................       7,504
                                                                                            ----------
    Total Assets..........................................................................   6,002,924
                                                                                            ----------
Liabilities:
  Payable for Fund shares redeemed........................................................      21,237
  Other payables and accrued expenses.....................................................         434
                                                                                            ----------
    Total Liabilities.....................................................................      21,671
                                                                                            ----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 293,503 Class R shares and 98,970 Class I shares outstanding
    ($.001 par value).....................................................................  $5,981,253
                                                                                            ==========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($5,084,168/293,503)............................................................  $    17.32
                                                                                            ==========
  Class I ($897,085/98,970)...............................................................  $     9.06
                                                                                            ==========
Composition of Net Assets:
  Capital Stock...........................................................................  $      392
  Paid in surplus.........................................................................   4,624,218
  Accumulated net investment income.......................................................      22,951
  Accumulated net realized gain on investments............................................   1,533,588
  Net unrealized depreciation on investments..............................................    (199,896)
                                                                                            ----------
Net Assets................................................................................  $5,981,253
                                                                                            ==========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends...............................................................................  $  174,328
  Interest................................................................................      25,479
  Miscellaneous...........................................................................      15,798
                                                                                            ----------
    Total investment income...............................................................     215,605
                                                                                            ----------
Expenses:
  Comprehensive fee (Note 3)..............................................................     174,118
  Distribution fee (Note 3)...............................................................      17,250
  Other expenses..........................................................................       1,286
                                                                                            ----------
    Total Expenses........................................................................     192,654
                                                                                            ----------
    Net Investment Income.................................................................      22,951
                                                                                            ----------
Realized and Unrealized Gain/Loss
  on Investments (Note 2):
  Net realized gain on investments........................................................   1,530,422
  Net change in unrealized depreciation on investments....................................  (1,868,955)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................    (338,533)
                                                                                            ----------
  Net decrease in net assets resulting from operations....................................  $ (315,582)
                                                                                            ==========

                       Statement of Changes in Net Assets
        For the Years Ended May 31, 2000 and the Year Ended May 31, 1999

                                                                                 2000          1999
                                                                             ------------  ------------
Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment income (loss).............................................  $     22,951  $    (14,249)
  Net realized gain on investment transactions.............................     1,530,422     3,008,607
  Net change in unrealized appreciation (depreciation) on investments......    (1,868,955)      106,911
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations..........      (315,582)    3,101,269
                                                                             ------------  ------------
Distribution to Shareholders From:
  Net realized gain on investments.........................................    (2,678,338)     (541,732)
                                                                             ------------  ------------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................     2,480,027    29,243,558
  Reinvestment of distributions............................................     2,648,674       522,649
  Cost of shares redeemed..................................................   (16,324,211)  (18,952,127)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................   (11,195,510)   10,814,080
                                                                             ------------  ------------
  Contribution from management (Note 6)....................................        11,051            --
                                                                             ------------  ------------
  Net increase (decrease) in net assets....................................   (14,178,379)   13,373,617
Net Assets:
  Beginning of year........................................................    20,159,632     6,786,015
                                                                             ------------  ------------
  End of year (includes accumulated net investment income (loss) of $22,951 and $0 at May 31, 2000 and 1999, respectively).........................  $  5,981,253  $ 20,159,632
                                                                             ============  ============

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                          Value
 Shares    COMMON STOCKS--88.5%                                         (Note 1)
 ------    --------------------                                         --------
           BIO-TECHNOLOGY--2.8%
   25,000  Alkermes, Inc.*...........................................  $   915,625
                                                                       -----------
           COMPUTER SERVICES--1.8%
    6,100  Sapient Corp.*............................................      609,619
                                                                       -----------
           CONSUMER PRODUCTS--1.5%
   25,000  Fossil, Inc.*.............................................      503,125
                                                                       -----------
           DENTAL LABORATORIES--0.5%
   10,500  National Dentex Corp.*....................................      161,438
                                                                       -----------
           ELECTRONIC PRODUCTS--8.2%
   16,200  Alpha Industries, Inc.*...................................      746,213
   30,800  California Amplifier, Inc.*...............................      696,850
    7,600  Invivo Corp.*.............................................       76,950
   20,000  Optimal Robotics Corp.*...................................      672,500
    6,000  Orbotech, Ltd.*...........................................      507,000
                                                                       -----------
                                                                         2,699,513
                                                                       -----------
           ENTERPRISE SOFTWARE--18.1%
   12,800  Business Objects S.A. ADR*................................    1,024,000
   11,100  Citrix Systems, Inc.*.....................................      584,138
   18,000  HNC Software, Inc.*.......................................      738,000
   21,570  Hyperion Solutions Corp.*.................................      676,760
   22,800  Peregrine Systems, Inc.*..................................      473,100
   13,600  Project Software Development, Inc.*.......................      295,800
   10,500  Rational Software Corp.*..................................      769,781
   35,300  Saga Systems, Inc.*.......................................      518,469
   32,400  Serena Software, Inc.*....................................      927,450
                                                                       -----------
                                                                         6,007,498
                                                                       -----------
           ENTERTAINMENT SOFTWARE--0.4%
   20,600  Activision, Inc.*.........................................      127,463
                                                                       -----------
           FIBER OPTICS--4.7%
    8,400  Harmonic, Inc.*...........................................      375,375
   13,600  JDS Uniphase Corp.*.......................................    1,196,800
                                                                       -----------
                                                                         1,572,175
                                                                       -----------
           HUMAN RESOURCES--4.3%
   54,600  On Assignment, Inc.*......................................    1,419,600
                                                                       -----------
           INTERNET CONTENT--1.1%
   10,200  CNET, Inc.*...............................................      351,263
                                                                       -----------
                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
           INTERNET SOFTWARE--5.4%
    9,750  Digex, Inc.*..............................................  $   411,937
   15,000  Documentum, Inc.*.........................................      825,938
    7,800  Exodus Communications, Inc.*..............................      550,388
                                                                       -----------
                                                                         1,788,263
                                                                       -----------
           MANAGED CARE--2.3%
  125,000  Caremark Rx, Inc.*........................................      757,813
                                                                       -----------
           MEDICAL INFORMATION SYSTEMS--4.4%
   43,400  Dendrite International, Inc.*.............................    1,093,138
   25,000  Trizetto Group, Inc.*.....................................      321,875
                                                                       -----------
                                                                         1,415,013
                                                                       -----------
           OIL EXPLORATION & PRODUCTION--4.2%
   88,600  Canadian 88 Energy Corp.*.................................      177,200
   19,800  Cross Timbers Oil Company.................................      402,188
   19,200  Newfield Exploration Co.*.................................      804,000
   14,422  Prize Energy, Inc.........................................        4,471
                                                                       -----------
                                                                         1,387,859
                                                                       -----------
           RETAIL--3.7%
    9,000  BeBe Stores, Inc.*........................................       79,875
    6,400  Staples, Inc.*............................................       94,400
   18,000  Tiffany & Co..............................................    1,096,876
                                                                       -----------
                                                                         1,271,151
                                                                       -----------
           SEMICONDUCTOR--16.7%
   14,600  Applied Micro Circuits Corp.*.............................    1,449,050
   34,700  ATMI, Inc.*...............................................    1,331,613
   10,100  KLA-Tencor Corp.*.........................................      500,581
   11,850  TranSwitch Corp.*.........................................      742,106
   21,100  Vishay Intertechnology, Inc.*.............................    1,492,825
                                                                       -----------
                                                                         5,516,175
                                                                       -----------
           TELECOMMUNICATIONS & EQUIPMENT--8.4%
    7,500  DSP Group, Inc.*..........................................      335,625
   21,400  ECI Telecommunications Ltd................................      580,475
   14,000  MDSI Mobile Data Solutions*...............................      281,750
   30,000  P-Com, Inc.*..............................................      220,313
    7,000  Proxim, Inc.*.............................................      611,188
   13,600  Scientific Atlanta, Inc...................................      766,700
                                                                       -----------
                                                                         2,796,051
                                                                       -----------
           Total Common Stocks (Cost $24,130,325)....................   29,299,644
                                                                       -----------

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000 (Continued)

                                                                          Value
 Shares    SHORT-TERM INVESTMENTS--6.9%                                 (Note 1)
 ------    ----------------------------                                 --------
           Reserve Institutional Trust:
1,966,046  Primary Institutional Fund Class A........................  $ 1,966,046
  305,399  U.S. Government Institutional Fund Class A................      305,399
                                                                       -----------
           Total short-term investments
           (Cost $2,271,445).........................................    2,271,445
                                                                       -----------



               Total Investments
               (Cost $26,401,770)..................................      95.4%  $31,571,089
               Liabilities, Less Other Assets......................       4.6     1,528,904
                                                                     --------   -----------
               Net Assets..........................................     100.0%  $33,099,993
                                                                     ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-Income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2000, was $26,417,723; the aggregate gross unrealized appreciation was $7,862,032 and the aggregate unrealized gross unrealized depreciation was $2,708,666.

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

Statement of Assets and Liabilites
May 31, 2000


Assets:
  Investments in securities, at value
    (cost $26,401,770)....................................................................  $31,571,089
  Cash....................................................................................    4,820,146
  Receivable for Securities sold..........................................................       41,999
  Receivable for Fund shares sold.........................................................       34,754
  Dividend and interest receivable........................................................        6,210
                                                                                            -----------
    Total Assets..........................................................................   36,474,198
                                                                                            -----------
Liabilities:
  Payable for Securities purchased........................................................    2,709,879
  Payable for Fund shares redeemed........................................................       32,549
  Other payables and accrued expenses.....................................................      631,777
                                                                                            -----------
    Total Liabilities.....................................................................    3,374,205
                                                                                            -----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 643,835 Class R shares and 124,439 Class I shares outstanding
    ($.001 par value).....................................................................  $33,099,993
                                                                                            ===========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($29,545,252/643,835)...........................................................  $     45.89
                                                                                            ===========
  Class I ($3,545,140/124,439)............................................................  $     28.49
                                                                                            ===========
Composition of Net Assets:
  Capital Stock...........................................................................  $       768
  Paid in surplus.........................................................................   26,413,748
  Undistributed net realized gain on investments..........................................    1,516,158
  Net unrealized appreciation on investments..............................................    5,169,319
                                                                                            -----------
Net Assets................................................................................  $33,099,993
                                                                                            ===========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends...............................................................................  $    3,661
  Interest................................................................................      56,833
  Miscellaneous...........................................................................       1,222
                                                                                            ----------
    Total Investment Income...............................................................      61,716
                                                                                            ----------
Expenses:
  Comprehensive fee (Note 3)..............................................................     227,522
  Distribution fee (Note 3)...............................................................      40,243
  Other expenses..........................................................................         996
                                                                                            ----------
    Total Expenses........................................................................     268,761
                                                                                            ----------
    Net Investment Loss...................................................................    (207,045)
                                                                                            ----------
Realized and Unrealized Gain
  on Investments (Note 2):
  Net realized gain on investments........................................................   1,925,117
  Net change in unrealized appreciation on investments....................................   2,853,042
                                                                                            ----------
  Net realized and unrealized gain on investments.........................................   4,778,159
                                                                                            ----------
  Net increase in net assets resulting from
    operations............................................................................  $4,571,114
                                                                                            ==========

                       Statement of Changes in Net Assets
               For the Years Ended May 31, 2000 and May 31, 1999

                                                                                 2000         1999
                                                                             ------------  -----------
Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment loss......................................................  $   (207,045) $   (76,896)
  Net realized gain on investment transactions.............................     1,925,117      736,974
  Net change in unrealized appreciation on investments.....................     2,853,042    1,196,324
                                                                             ------------  -----------
  Net increase in net assets resulting from operations.....................     4,571,114    1,856,402
                                                                             ------------  -----------
Distributions to Shareholders From:
  Net realized gain on investments.........................................      (851,873)          --
                                                                             ------------  -----------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................    43,951,931    2,288,700
  Reinvestment of distributions............................................       807,654           --
  Cost of shares redeemed..................................................   (21,638,908)  (3,426,129)
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................    23,120,677   (1,137,429)
                                                                             ------------  -----------
  Net increase in net assets...............................................    26,839,918      718,973
Net Assets:
  Beginning of year........................................................     6,260,075    5,541,102
                                                                             ------------  -----------
  End of year..............................................................  $ 33,099,993  $ 6,260,075
                                                                             ============  ===========

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000

                                                                          Value
 Shares    COMMON STOCKS--83.6%                                         (Note 1)
 ------    --------------------                                         --------
           AUTO--0.7%
    1,500  Ford Motor Company........................................  $    72,844
                                                                       -----------
           BANKS--2.6%
    2,000  Bank of America Corp......................................      111,125
    1,000  Chase Manhattan Corp......................................       74,688
    1,700  Wells Fargo Company.......................................       76,925
                                                                       -----------
                                                                           262,738
                                                                       -----------
           BEVERAGES--1.1%
    2,000  Coca-Cola Company.........................................      106,750
                                                                       -----------
           CABLE TV--1.1%
    3,000  Comcast Corp., Class A*...................................      113,625
                                                                       -----------
           COMPUTERS--5.9%
    3,000  Compaq Computer Corp......................................       78,750
    2,500  Gateway, Inc.*............................................      123,750
    1,500  Hewlett-Packard Company...................................      180,187
    2,000  International Business Machines Corp......................      214,625
                                                                       -----------
                                                                           597,312
                                                                       -----------
           COMPUTER MEMORY DEVICES--4.9%
    1,500  EMC Corp.*................................................      174,469
    4,000  SanDisk Corp.*............................................      232,500
    1,500  Seagate Technology, Inc,..................................       87,000
                                                                       -----------
                                                                           493,969
                                                                       -----------
           COMPUTER NETWORKING--1.1%
    2,000  Cisco Systems, Inc.*......................................      114,000
                                                                       -----------
           COMPUTER PERIPHERAL EQUIPMENT--1.4%
    4,000  American Power Conversion Corp.*..........................      141,750
                                                                       -----------
           COMPUTER SOFTWARE--7.5%
    2,000  Advent Software, Inc.*....................................       75,250
    3,000  Citrix Systems, Inc.*.....................................      157,875
    3,800  Microsoft Corp.*..........................................      237,738
    4,000  Oracle Corp.*.............................................      287,500
                                                                       -----------
                                                                           758,363
                                                                       -----------
           CONSUMER PRODUCTS--3.9%
    3,000  Colgate-Palmolive Company.................................      157,875
    2,000  Gillette Company..........................................       66,750
    2,500  Proctor & Gamble Company..................................      166,250
                                                                       -----------
                                                                           390,875
                                                                       -----------

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
           DIVERSIFIED--0.9%
    2,000  Seagram Company Ltd.......................................  $    95,375
                                                                       -----------
           ELECTRIC UTILITIES--1.7%
    2,000  AES Corp.*................................................      174,500
                                                                       -----------
           ELECTRONICS--3.3%
    4,500  General Electric Company..................................      236,812
    3,000  Solectron Corp............................................       99,187
                                                                       -----------
                                                                           335,999
                                                                       -----------
           ENTERTAINMENT--1.6%
    2,000  Walt Disney Company.......................................       84,375
    1,000  Time Warner, Inc..........................................       78,938
                                                                       -----------
                                                                           163,313
                                                                       -----------
           FINANCIAL SERVICES--6.1%
    6,750  Charles Schwab Corp.......................................      194,062
    2,000  Citigroup, Inc............................................      124,375
    1,000  Goldman Sachs Group, Inc..................................       73,562
    1,000  Morgan Stanley Dean Witter & Company......................       71,938
   10,000  T.D. Waterhouse Group, Inc................................      154,375
                                                                       -----------
                                                                           618,312
                                                                       -----------
           FOOD--1.0%
    1,200  Koninkljke Ahold NV-SP ADR................................       33,600
    4,000  Sara Lee Corp.............................................       72,000
                                                                       -----------
                                                                           105,600
                                                                       -----------
           INTERNET SERVICES--0.7%
    2,000  KPNQwest N.V..............................................       69,500
                                                                       -----------
           INTERNET SOFTWARE--2.6%
    3,000  America Online, Inc.......................................      159,000
    1,500  Covad Communications Group, Inc.*.........................       35,437
    2,000  NorthPoint Communications Group, Inc......................       31,250
    2,000  Rhythms Netconnections, Inc...............................       33,000
                                                                       -----------
                                                                           258,687
                                                                       -----------
           INVESTMENT TRUST--4.4%
    1,000  Internet Holders Trust*...................................      106,437
    3,000  NASDAQ 100 Shares*........................................      249,000
    6,000  Ishares MSCI Japan Index Fund.............................       86,250
                                                                       -----------
                                                                           441,687
                                                                       -----------

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2000 (Continued)

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
           MACHINERY--1.2%
    1,200  Black & Decker Corp.......................................  $    43,800
    2,000  Grainger W.W., Inc........................................       79,875
                                                                       -----------
                                                                           123,675
                                                                       -----------
           MANUFACTURING-DIVERSIFIED--3.2%
    2,500  BP Amoco PLC ADR..........................................      135,938
    4,000  Tyco International Ltd....................................      188,250
                                                                       -----------
                                                                           324,188
                                                                       -----------
           OIL EXPLORATION & PRODUCTION--1.6%
    2,000  Exxon Mobil Corp..........................................      166,625
                                                                       -----------
           PHARMACEUTICALS--3.2%
    2,000  Bristol-Myers Squibb Company..............................      110,125
      700  Merck & Company, Inc......................................       52,238
    1,000  Pfizer, Inc...............................................       44,563
    1,000  Warner-Lambert Company....................................      122,125
                                                                       -----------
                                                                           329,051
                                                                       -----------
           RESTAURANTS--2.3%
    3,000  McDonald's Corp...........................................      107,438
    3,700  Starbucks Corp.*..........................................      125,800
                                                                       -----------
                                                                           233,238
                                                                       -----------
           RETAIL--4.3%
    2,000  Federated Department Stores, Inc.*........................       77,000
    2,000  GAP, Inc..................................................       70,125
    1,800  Home Depot, Inc...........................................       87,863
    3,000  K-Mart Corp.*.............................................       25,500
    1,200  Target Corp...............................................       75,225
    1,800  Wal-Mart Stores, Inc......................................      103,725
                                                                       -----------
                                                                           439,438
                                                                       -----------

                                                                          Value
 Shares    COMMON STOCKS--(Continued)                                   (Note 1)
 ------    --------------------------                                   --------
           SEMICONDUCTORS--2.5%
    2,000  Intel Corp................................................  $   249,375
                                                                       -----------
           TELECOMMUNICATIONS--7.0%
    3,500  AT&T Corp.................................................      121,406
    2,000  Bell Atlantic Corp.*......................................      105,750
    3,500  Qwest Communications International, Inc*..................      148,094
      300  US West, Inc..............................................       21,600
    2,500  Vodafone AirTouch PLC SP ADR..............................      114,531
    5,250  WorldCom, Inc.*...........................................      197,531
                                                                       -----------
                                                                           708,912
                                                                       -----------
           TELECOMMUNICATIONS EQUIPMENT--3.2%
    4,000  Lucent Technologies, Inc..................................      229,500
    1,500  Qualcomm, Inc.............................................       99,562
                                                                       -----------
                                                                           329,062
                                                                       -----------
           TRANSPORTATION-AIR--0.9%
    2,500  FDX Corp.*................................................       88,437
                                                                       -----------
           TRANSPORTATION-RAIL--1.7%
    2,500  Kansas City Southern Industries, Inc......................      168,125
                                                                       -----------

               Total Common Stocks
               (Cost $7,951,860)...................................      83.6%    8,475,325
               Other Assets, Less Liabilities......................      16.4     1,660,525
                                                                     --------   -----------
               Net Assets..........................................     100.0%  $10,135,850
                                                                     ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2000, was $7,951,860, the aggregate gross unrealized appreciation was $1,230,609 and the aggregate gross unrealized depreciation was $707,144.

                       See notes to financial statements.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

Statement of Assets and Liabilities
May 31, 2000


Assets:
  Investments in securities, at value (cost $7,951,860)...................................  $ 8,475,325
  Cash....................................................................................    1,768,324
  Receivable for Fund shares sold.........................................................      118,341
  Dividend receivable.....................................................................        6,677
                                                                                            -----------
    Total Assets..........................................................................   10,368,667
                                                                                            -----------
Liabilities:
  Payable for securities purchased........................................................      232,238
  Other payables and accrued expenses.....................................................          579
                                                                                            -----------
                                                                                                232,817
                                                                                            -----------
Net Assets (Notes 1 & 5):
  Net assets consisting of 143,465 Class R shares and 728,147 of Class I shares outstanding ($.001 par value).........................................................  $10,135,850
                                                                                            ===========
Net Asset Value Per Share
  (offering and redemption price per share):
  Class R ($1,662,633/143,465)............................................................  $     11.59
                                                                                            ===========
  Class I ($8,473,217/728,147)............................................................  $     11.64
                                                                                            ===========
Composition of Net Assets:
  Capital Stock...........................................................................  $       872
  Paid in surplus.........................................................................    9,682,301
  Accumulated net realized loss on investments............................................      (70,788)
  Net unrealized appreciation on investments..............................................      523,465
                                                                                            -----------
Net Assets................................................................................  $10,135,850
                                                                                            ===========

Statement of Operations
For the Year Ended May 31, 2000


Investment Income:
  Dividends...............................................................................  $   32,650
  Interest................................................................................         579
                                                                                            ----------
    Total Investment Income...............................................................      33,229
                                                                                            ----------
Expenses:
  Comprehensive fee (Note 3)..............................................................      55,684
  Distribution fee (Note 3)...............................................................       3,457
  Other expenses..........................................................................          71
                                                                                            ----------
    Total Expenses........................................................................      59,212
                                                                                            ----------
    Net Investment Loss...................................................................     (25,983)
                                                                                            ----------
Realized and Unrealized Gain (Loss)
  on Investments (Note 2):
  Net realized loss on investments........................................................     (70,788)
  Net change in unrealized appreciation on investments....................................     523,465
                                                                                            ----------
  Net realized and unrealized gain on investments.........................................     452,677
                                                                                            ----------
  Net increase in net assets resulting from
    operations............................................................................  $  426,694
                                                                                            ==========

                       Statement of Changes in Net Assets
                        For the Year Ended May 31, 2000

Increase (Decrease) in Net Assets From:
Investment Operations:
  Net investment loss......................................................  $   (25,983)
  Net realized loss on investments.........................................      (70,788)
  Net change in unrealized appreciation on investments.....................      523,465
                                                                             -----------
  Net increase in net assets resulting from operations.....................      426,694
                                                                             -----------
From Capital Share Transactions (Note 4):
  Net proceeds from sale of shares.........................................   10,366,966
  Cost of shares redeemed..................................................     (657,810)
                                                                             -----------
  Net increase in net assets resulting from capital share transactions.....    9,709,156
                                                                             -----------
  Net increase in net assets...............................................   10,135,850
Net Assets:
  Beginning of year........................................................           --
                                                                             -----------
  End of year..............................................................  $10,135,850
                                                                             ===========

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

(1)  Summary of Significant Accounting Policies
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the State of Delaware. As of May 31, 2000, the Trust was comprised of six regulated investment companies (commonly called mutual funds): Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each a "Fund" and collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds and classes if the situation warrants.

     The Trust is registered under the Investment Company Act of 1940. Each Fund in the Trust is a non-diversified open end investment company and has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     Security Valuation
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Board of Trustees.

     Securities Transactions and Investment Income
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes.

     Income and net realized capital gain distributions are determined in accordinace with federal income tax regulations that may differ from generally accepted accounting principles. Income dividends, if any, are distributed on a calendar quarter. Distributions from net realized capital gains are distributed annually in December, based on an October 31, year end. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 2000, the Trust's fiscal year end, as follows:

                                                       Increase (Decrease)
                                           --------------------------------------------
                                                    Undistributed
                                                         Net
                                                     Investment    Accumulated Realized
      Reserve Fund                         Capital     Income              Gain
      ------------                         -------  -------------  --------------------
      Blue Chip Growth Fund..............       --      143,133          (143,133)
      Informed Investors Growth Fund.....       --       79,250           (79,250)
      International Equity...............       --      220,831          (220,831)
      Large-Cap Growth fund..............       --           --                --
      Small-Cap Growth Fund..............  (58,508)     207,045          (148,537)
      Strategic Growth Fund..............  (25,983)      25,983                --

     These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

     Foreign Currency Translation
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

--------------------------------------------------------------------------------
     Federal Income Taxes
     ---------------------------------------------------------------------------

     Each Fund intends to maintain its regulated investment company status under the Internal Revenue Code of 1986, as amended, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. Therefore, each Fund will distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. As such, no federal income tax provision is required.

(2)  Investment Activity
--------------------------------------------------------------------------------

     For the year ended May 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                 Aggregate    Aggregate
                                                 Purchases      Sales
                                                -----------  -----------
      Blue Chip Growth Fund...................  $16,384,327  $13,329,327
      Informed Investors Growth Fund..........   66,996,251   52,976,066
      International Equity Fund...............   12,967,208   17,330,405
      Large-Cap Growth Fund...................   11,389,178   24,506,070
      Small-Cap Growth Fund...................   24,708,592    6,253,140
      Strategic Growth Fund...................    8,115,664       93,016

(3)  Advisory Fees and Other Transactions with Affiliates
--------------------------------------------------------------------------------

     Reserve Management Company, Inc. ("RMCI"), serves as the Trust's Investment Adviser subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays employee and customary operating expenses of the Trust, exclusive of interest, taxes, brokerage fees, extraordinary legal and accounting fees, and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as Investment Adviser, RMCI receives an annual fee, based on each class' average daily net assets, at the following annual rates:

                                                 Class R     Class I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI has entered into Sub-Investment Management Agreements with registered investment advisers to serve as the Funds' Sub-Advisers (the
     "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds, with the exception of Condor Capital Management ("Condor"), will receive a fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund at the end of each quarter. Net profit is deemed to be the management fee less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

     RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RESRV"), a wholly-owned subsidiary of RMCI. As Distributor for the Funds, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own

--------------------------------------------------------------------------------
     expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV is also responsible for the advertising and marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of 0.25% of the Class R average daily net assets. Class I shares do not participate in the Plan.

                                                          Distribution
                                                              Fee
                                                          ------------
      Blue Chip Growth Fund.............................    $32,770
      Informed Investors Growth Fund....................     25,233
      International Equity Fund.........................     38,895
      Large-Cap Growth Fund.............................     17,250
      Small-Cap Growth Fund.............................     40,243
      Strategic Growth Fund.............................      3,457

     Transactions with Affiliates
     ---------------------------------------------------------------------------

     As of May 31, 2000, certain key officers of RMCI owned 28.3% of Blue Chip Growth Fund, 13.4% of Informed Investors Growth Fund, 36.3% of Large-Cap Growth Fund, 13.7% of Small-Cap Growth Fund, 2.5% of International Equity Fund and 3.2% of Strategic Growth Fund.

(4)  Capital Share Transactions
--------------------------------------------------------------------------------

     For the year ended May 31, 2000, the capital stock transactions of each Fund were as follows:

                                              Class R                   Class I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     Shares       Amount       Shares       Amount
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................     306,218  $  7,320,142     146,091  $  2,122,827
      Reinvested....................      91,445     2,096,832      39,785       518,006
      Redeemed......................    (257,372)   (6,081,175)    (14,047)     (176,976)
                                      ----------  ------------  ----------  ------------
      Net Increase (Decrease).......     140,291  $  3,335,799     171,829  $  2,463,857
                                      ==========  ============  ==========  ============

                                                      Class R                   Class I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    Shares       Amount       Shares       Amount
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................       1,222,403  $ 28,720,927      84,745  $  1,259,669
      Reinvested........................          81,669     1,419,408      17,704       260,954
      Redeemed..........................        (615,022)  (12,432,167)     (2,198)      (32,711)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         689,050  $ 17,708,168     100,251  $  1,487,912
                                              ==========  ============  ==========  ============

                                                    Class R                   Class I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       Shares       Amount       Shares       Amount
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       2,692,270  $ 51,184,534      32,313  $    590,141
      Redeemed..........................      (2,984,499)  (56,448,051)     (2,759)      (49,733)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........        (292,229) $ (5,263,517)     29,554  $    540,408
                                              ==========  ============  ==========  ============

                                                    Class R                   Class I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           Shares       Amount       Shares       Amount
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          46,542  $    932,012     132,771  $  1,548,015
      Reinvested........................          29,066       574,935     200,555     2,073,739
      Redeemed..........................        (161,730)   (3,350,259) (1,232,858)  (12,973,952)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........         (86,122) $ (1,843,312)   (899,532) $ (9,352,198)
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    Class R                   Class I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           Shares       Amount       Shares       Amount
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................         882,365  $ 40,918,078     118,786  $  3,033,853
      Reinvested........................          15,177       618,113       7,518       189,541
      Redeemed..........................        (518,782)  (21,581,735)     (1,978)      (57,173)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         378,760  $ 19,954,456     124,326  $  3,166,221
                                              ==========  ============  ==========  ============

                                                    Class R                   Class I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           Shares       Amount       Shares       Amount
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................         169,423  $  1,779,036     758,230  $  8,587,930
      Redeemed..........................         (25,958)     (277,725)    (30,083)     (380,085)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         143,465  $  1,501,311     728,147  $  8,207,845
                                              ==========  ============  ==========  ============

     For the year ended May 31, 1999, the capital stock transactions of each Fund was as follows:

                                              Class R                  Class I
                                      -----------------------  -----------------------
      RESERVE BLUE CHIP GROWTH FUND    Shares       Amount      Shares       Amount
      -----------------------------   ---------  ------------  ---------  ------------
      Sold..........................    120,237  $  2,208,029        112  $      1,166
      Reinvested....................     36,055       608,254         10           104
      Redeemed......................   (214,503)   (4,118,126)        --            --
                                      ---------  ------------  ---------  ------------
      Net Increase (Decrease).......    (58,211) $ (1,301,843)       122  $      1,270
                                      =========  ============  =========  ============

                                                      Class R                  Class I
                                              -----------------------  -----------------------
      RESERVE INFORMED INVESTORS GROWTH FUND   Shares       Amount      Shares       Amount
      --------------------------------------  ---------  ------------  ---------  ------------
      Sold..............................        239,436  $  2,947,459        115  $      1,166
      Reinvested........................         53,132       508,470         23           193
      Redeemed..........................       (373,881)   (4,285,126)        --            --
                                              ---------  ------------  ---------  ------------
      Net Increase (Decrease)...........        (81,313) $   (829,197)       138  $      1,359
                                              =========  ============  =========  ============

                                                    Class R                  Class I
                                              -----------------------  -----------------------
      RESERVE INTERNATIONAL EQUITY FUND       Shares      Amount       Shares      Amount
      ---------------------------------       ---------  ------------  ---------  ------------
      Sold..............................        699,763  $  9,090,978        115  $      1,166
      Redeemed..........................       (703,928)   (9,189,122)        --            --
                                              ---------  ------------  ---------  ------------
      Net Increase (Decrease)...........         (4,165) $    (98,144)       115  $      1,166
                                              =========  ============  =========  ============

                                                    Class R                  Class I
                                              -----------------------  -----------------------
      RESERVE LARGE-CAP GROWTH FUND           Shares      Amount       Shares      Amount
      -----------------------------           ---------  ------------  ---------  ------------
      Sold..............................        900,731  $ 16,910,071  1,033,943  $ 12,333,487
      Reinvested........................         27,901       522,595          5            54
      Redeemed..........................       (922,682)  (18,512,127    (35,446)     (440,000)
                                              ---------  ------------  ---------  ------------
      Net Increase (Decrease)...........          5,950  $ (1,079,461)   998,502  $ 11,893,541
                                              =========  ============  =========  ============

--------------------------------------------------------------------------------

                                                    Class R                  Class I
                                              -----------------------  -----------------------
      RESERVE SMALL-CAP GROWTH FUND           Shares      Amount       Shares      Amount
      -----------------------------           ---------  ------------  ---------  ------------
      Sold..............................        107,988  $  2,287,534        113  $      1,166
      Redeemed..........................       (175,495)   (3,426,129)        --            --
                                              ---------  ------------  ---------  ------------
      Net Increase (Decrease)...........        (67,507) $ (1,138,595)       113  $      1,166
                                              =========  ============  =========  ============

(5)  Management's Use of Estimates
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  Management Contribution
--------------------------------------------------------------------------------

     The sub-adviser of the Large Cap Growth Fund purchased a non-eligible security. The management company has reimbursed the Fund for the loss of $11,051 due to this investment.

(7)  Financial Highlights (for each share outstanding throughout each period)
--------------------------------------------------------------------------------
     Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                                                   Class I
                                                                                             --------------------
                                                            Class R                           Fiscal
                                      ---------------------------------------------------      Year       Period
                                                  Fiscal Years Ended May 31,                  Ended       Ended
                                      ---------------------------------------------------    May 31,     May 31,
                                       2000       1999       1998       1997       1996        2000      1999(a)
                                      -------    -------    -------    -------    -------    --------    --------
      RESERVE BLUE CHIP GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................  $ 20.84    $ 15.09    $15.46     $14.91     $12.03      $13.29      $10.00
                                      -------    -------    ------     ------     ------      ------      ------
      Income from investment
        operations
        Net investment loss.........     (.21)      (.23)     (.00)      (.17)      (.10)       (.05)       (.32)
        Net realized and unrealized
          gain......................     5.48       7.02      2.82       0.91       3.62        3.61        4.65
                                      -------    -------    ------     ------     ------      ------      ------
      Total from investment
        operations..................     5.27       6.79      2.82       0.74       3.52        3.56        4.33
      Less distribution from net
        realized capital gain.......    (4.62)     (1.04)    (3.19)      (.19)      (.64)      (4.62)      (1.04)
                                      -------    -------    ------     ------     ------      ------      ------
      Net asset value, end of
        period......................  $ 21.49    $ 20.84    $15.09     $15.46     $14.91      $12.23      $13.29
                                      =======    =======    ======     ======     ======      ======      ======
      Total Return..................    23.89%     46.62%    19.70%      5.12%     30.10%      24.66%      32.90%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................  $13,911    $10,570    $8,532     $5,428     $5,130      $2,104      $    2
      Ratio of expenses to average
        net assets..................     1.45%      1.53%     1.75%      1.75%      1.75%        .90%        .88%(b)
      Ratio of net investment loss
        to average net assets.......    (1.03)%     (.96)%    (.87)%    (1.13)%     (.94)%      (.64)%     (1.12)%(b)
      Portfolio turnover rate.......       94%       144%      113%       109%        72%         94%        144%

                                                                                                     Class I
                                                                                               --------------------
                                                             Class R                            Fiscal
                                      -----------------------------------------------------      Year       Period
                                                   Fiscal Years Ended May 31,                   Ended       Ended
                                      -----------------------------------------------------    May 31,     May 31,
                                        2000       1999       1998        1997       1996        2000      1999(a)
                                      --------    -------    -------    --------    -------    --------    --------

      RESERVE INFORMED INVESTORS GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................  $ 12.38     $10.46     $11.48     $ 14.36     $11.99      $10.85      $10.00
                                      -------     ------     ------     -------     ------      ------      ------
      Income from investment
        operations
        Net investment loss.........     (.07)      (.27)      (.20)       (.07)      (.33)       (.04)       (.03)
        Net realized and unrealized
          gain (loss)...............     8.62      (4.12)      2.08       (1.66)      3.87        7.66        2.81
                                      -------     ------     ------     -------     ------      ------      ------
      Total from investment
        operations..................     8.55       3.85       1.88       (1.73)      3.54        7.62        2.78
      Less distribution from net
        realized capital gain.......    (4.49)     (1.93)     (2.90)      (1.15)     (1.17)      (4.49)      (1.93)
                                      -------     ------     ------     -------     ------      ------      ------
      Net asset value, end of
        period......................  $ 16.44     $12.38     $10.46     $ 11.48     $14.36      $13.98      $10.85
                                      =======     ======     ======     =======     ======      ======      ======
      Total Return..................    67.08%     42.22%     17.88%     (11.35)%    29.75%      68.07%       8.50%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................  $16,807     $4,123     $4,334     $ 5,477     $6,393      $1,404      $    1
      Ratio of expenses to average
        net assets..................     1.55%      1.61%      1.75%       1.75%      1.75%       1.00%       1.06%(b)
      Ratio of net investment loss
        to average net assets.......     (.74)%    (1.04)%     (.91)%      (.57)%    (1.57)%      (.47)%      (.59)%(b)
      Portfolio turnover rate.......      629%       551%       410%        255%       132%        629%        551%

(7)  Financial Highlights (for each share outstanding throughout each period) (Continued)
--------------------------------------------------------------------------------

                                                                                                             Class I
                                                                                                       --------------------
                                                                Class R                                 Fiscal
                                        -------------------------------------------------------          Year       Period
                                                      Fiscal Years Ended May 31,                        Ended       Ended
                                        -------------------------------------------------------        May 31,     May 31,
                                          2000        1999        1998        1997      1996(c)          2000      1999(a)
                                        --------    --------    --------    --------    -------        --------    --------

      RESERVE INTERNATIONAL EQUITY FUND
      ------------------------------
      Net asset value, beginning of
        period......................    $ 12.73     $ 13.22     $ 12.59     $ 11.26     $10.00          $11.21      $10.00
                                        -------     -------     -------     -------     ------          ------      ------
      Income from investment
        operations
        Net investment loss.........       (.19)       (.06)       (.04)       (.07)      (.05)           (.04)       (.48)
        Net realized and unrealized
          gain (loss)...............       7.87        (.43)        .67        1.40       1.31            6.65        1.69
                                        -------     -------     -------     -------     ------          ------      ------
      Total from investment
        operations..................       7.68        (.49)        .63        1.33       1.26            6.61        1.21
                                        -------     -------     -------     -------     ------          ------      ------
      Net asset value, end of
        period......................    $ 20.41     $ 12.73     $ 13.22     $ 12.59     $11.26          $17.82      $11.21
                                        =======     =======     =======     =======     ======          ======      ======
      Total Return..................      60.33%      (3.78)%      5.00%      11.81%     12.60%          58.97%      12.00%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................    $13,781     $12,310     $12,699     $12,099     $3,578          $  529      $    1
      Ratio of expenses to average
        net assets before waiver....       1.80%       1.87%       2.00%       2.00%      2.00%(b)        1.25%       1.29%(b)
      Ratio of net investment loss
        to average net assets.......      (0.86)%      (.50)%      (.39)%      (.82)%     (.92)%(b)       (.58)%     (5.43)%(b)
      Portfolio turnover rate.......         86%        174%        114%         52%        70%             86%        174%

                                                                                                        Class I
                                                                                                  --------------------
                                                            Class R                                Fiscal
                                      ----------------------------------------------------          Year       Period
                                                   Fiscal Years Ended May 31,                      Ended       Ended
                                      ----------------------------------------------------        May 31,     May 31,
                                        2000       1999       1998       1997      1996(d)          2000      1999(a)
                                      --------    -------    -------    -------    -------        --------    --------

      RESERVE LARGE-CAP GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................  $ 21.38     $18.16     $14.61     $10.95     $10.00         $ 12.06     $ 10.00
                                      -------     ------     ------     ------     ------         -------     -------
      Income from investment
        operations
        Net investment income
          (loss)....................      .04         --       (.03)      (.03)      (.01)            .11        (.01)
        Net realized and unrealized
          gain......................    (2.14)      3.76       3.89       3.69        .96           (1.15)       2.61
                                      -------     ------     ------     ------     ------         -------     -------
      Total from investment
        operations..................    (2.10)      3.76       3.86       3.66        .95           (1.04)       2.60
      Less distributions from net
        realized capital gain.......    (1.96)      (.54)      (.31)        --         --           (1.96)       (.54)
                                      -------     ------     ------     ------     ------         -------     -------
      Net asset value, end of
        period......................  $ 17.32     $21.38     $18.16     $14.61     $10.95         $  9.06     $ 12.06
                                      =======     ======     ======     ======     ======         =======     =======
      Total Return with management
        contribution................   (10.95)%    21.13%     26.71%     33.42%      9.50%         (10.61)%     20.60%
      Total Return without
        management contribution.....   (11.10)%                                                    (10.71)%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................  $ 5,084     $8,118     $6,786     $3,054     $1,231         $   897     $12,042
      Ratio of expenses to average
        net assets..................     1.45%      1.51%      1.75%      1.75%      1.75%(b)         .90%        .87%(b)
      Ratio of net investment income
        (loss) to average net
        assets......................      .17%      (.22)%     (.36)%     (.32)%     (.32)%(b)        .11%       (.38)%(b)
      Portfolio turnover rate.......       70%        69%        25%        18%         0%             70%         69%

(7)  Financial Highlights (for each share outstanding throughout each period) (Continued)
--------------------------------------------------------------------------------

                                                                                                     Class I
                                                                                               --------------------
                                                             Class R                            Fiscal
                                      -----------------------------------------------------      Year       Period
                                                   Fiscal Years Ended May 31,                   Ended       Ended
                                      -----------------------------------------------------    May 31,     May 31,
                                        2000       1999       1998        1997       1996        2000      1999(a)
                                      --------    -------    -------    --------    -------    --------    --------

      RESERVE SMALL-CAP GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................  $ 23.61     $16.66     $15.52     $ 19.56     $12.21     $ 15.05      $10.00
                                      -------     ------     ------     -------     ------     -------      ------
      Income from investment
        operations
        Net investment loss.........     (.30)      (.51)      (.39)       (.28)      (.17)       (.11)       (.08)
        Net realized and unrealized
          gain (loss)...............    24.81       7.46       1.53       (3.76)      8.05       15.78        5.13
                                      -------     ------     ------     -------     ------     -------      ------
      Total from investment
        operations..................    24.51       6.95       1.14       (4.04)      7.88       15.67        5.05
      Less distribution from net
        realized capital gain.......    (2.23)        --         --          --       (.53)      (2.23)         --
                                      -------     ------     ------     -------     ------     -------      ------
      Net asset value, end of
        period......................  $ 45.89     $23.61     $16.66     $ 15.52     $19.56     $ 28.49      $15.05
                                      =======     ======     ======     =======     ======     =======      ======
      Total Return..................   105.00%     41.72%      7.35%     (20.65)%    65.55%     106.02%      50.50%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................  $29,545     $6,258     $5,541     $ 5,789     $6,657     $ 3,545      $    2
      Ratio of expenses to average
        net assets..................     1.55%      1.61%      1.75%       1.75%      1.75%       1.00%       1.00%(b)
      Ratio of net investment loss
        to average net assets.......    (1.19)%    (1.44)%    (1.64)%     (1.69)%    (1.70)%      (.77)%      (.89)%(b)
      Portfolio turnover rate.......       38%        26%        46%         28%        38%         38%         26%

                                        Class R     Class I
                                        --------    --------
                                         Fiscal      Fiscal
                                          Year        Year
                                         Ended       Ended
                                        May 31,     May 31,
                                        2000(e)     2000(e)
                                        --------    --------

      RESERVE STRATEGIC GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................    $ 10.00     $ 10.00
                                        -------     -------
      Income from investment
        operations
        Net investment loss.........       (.06)       (.02)
        Net realized and unrealized
          gain......................       1.65        1.66
                                        -------     -------
      Total from investment
        operations..................       1.59        1.64
                                        -------     -------
      Net asset value, end of
        period......................    $ 11.59     $ 11.64
                                        =======     =======
      Total Return..................     15.90%      16.40%
      Ratios/Supplemental Data
      ------------------------------
      Net assets end of period
        (thousands).................    $ 1,663     $ 8,473
      Ratio of expenses to average
        net assets..................       1.45%       1.00%
      Ratio of net investment loss
        to average net assets.......       (.63)%      (.44)%
      Portfolio turnover rate.......          2%          2%

---------------

(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c)  From July 13, 1995 (Commencement of Operations) to May 31, 1996.
(d)  From January 2, 1996 (Commencement of Operations) to May 31, 1996.
(e)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.

                          TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended May 31, 2000, the amount of long-term capital gains designated by the Trust were as follows:

Fund                                                            Total
------------------------------------------------------------------------
Blue Chip Growth Fund.......................................  $  756,241
Large Cap Growth Fund.......................................   2,023,755
Small-Cap Growth Fund.......................................     851,872

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of Reserve Private Equity Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Fund, Reserve Informed Investors Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund, Reserve Strategic Growth Fund and Reserve Small Cap Fund) (the "Trust") at May 31, 2000, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
July 31, 2000